ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Beginning Balance	$ 0	$ 0
Accretion for the period	37	0
Sites added during the period	942	0
Revisions in estimated cash flows	0	0
Expenditures for the period	0	0
Ending Balance	979	0
Less current portion	0
Long-term portion	$ 979	$ 0